November 1, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



     Re: Van Kampen American Capital Trust, Filing of Prospectuses
         Pursuant to Rule 497(j) (File Nos. 33-04410 and 811-4629)



Ladies and Gentlemen:



     Van Kampen American Capital Trust (the "Registrant"), on behalf of each of its three series listed on Schedule A attached hereto, filed via EDGAR on October 28, 1996, a copy of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485 (a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.


     In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497 (c) of the Securities Act.


     A copy of each of the Registrant's Statements of Additional
Information, each dated October 28, 1996, was filed under separate cover pursuant to Rule 497 (c).


     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.



                              Very truly yours,



                              /s/ Nicholas Dalmaso
                              --------------------
                              Nicholas Dalmaso
                              Assistant Secretary






                                               SCHEDULE A





        VAN KAMPEN AMERICAN CAPITAL TRUST (the "Registrant")



Prospectuses filed herewith under Rule 497 (j) for:


     Van Kampen American Capital High Yield Fund
     Van Kampen American Capital Short-Term Global Income Fund
     Van Kampen American Capital Strategic Income Fund



Statements of Additional Information filed under Rule 497 (c) for:


     Van Kampen American Capital High Yield Fund
     Van Kampen American Capital Short-Term Global Income Fund
     Van Kampen American Capital Strategic Income Fund